Income tax	12 Months Ended
Dec. 31, 2020
Income tax [Abstract]
Income tax
8.	Income tax

The major components of the income tax expenses for the years ended December 31, 2020, 2019 and 2018 are:

	2020 £’000	2019 £’000	2018 £’000
Profit or loss
Current tax:
R&D tax credit for the year	(12,432)	(21,767)	(18,486)
Tax related to share-based compensation plans	-	-	125
Foreign corporation tax on profits for the year	84	152	139
Adjustments in respect of prior years	(100)	43	-
Total current tax	(12,448)	(21,572)	(18,222)
Deferred tax:
Current year	(790)	-	-
Effect of changes in tax rates	(1)	-	-
Movement in unrecognized deferred tax asset	351	-	-
Originating and reversal of timing differences, including adjustments in respect of prior years	(379)	(686)	1,674
Total deferred tax	(819)	(686)	1,674
Total income tax credit	(13,267)	(22,258)	(16,548)
Tax related to items recognized in other comprehensive income during the year:
Current tax related to share-based compensation plans	-	-	(125)
Deferred tax on fair value movements of available-for-sale financial assets	-	-	(3,509)
Tax charged to other comprehensive income	-	-	(3,634)

Reconciliation of tax expense and accounting profit for 2020, 2019 and 2018:

	2020		2019		2018
	£	’000	£	’000	£	’000
Loss before tax		(87,360)		(126,189)		(88,178)
Tax credit using the UK Corporation tax rate of 19% (2019: 19% and 2018: 19%)		(16,598)		(23,976)		(16,754)
Effect of:
Non-deductible expenses		9,120		13,148		629
Income not taxable for tax purposes		-		-		(954)
Chargeable gain on sale of assets held for sale		-		-		4,359
Other permanent differences		-		(1)		(38)
Additional deduction for R&D expenditure		(16,286)		(29,365)		(13,691)
Surrender of tax losses for R&D tax credit refund		16,286		28,523		24,223
R&D expenditure credits		(13,424)		(22,602)		(19,215)
Credit to other comprehensive income for share-based compensation plans		-		-		125
Movement in deferred tax not recognized		8,084		12,413		4,746
Adjustments to tax charge in respect of previous periods - deferred tax		(379)		(500)		-
Adjustments to tax charge in respect of previous periods		(100)		43		-
State taxes		7		-		-
Effects of overseas tax rates		24		-		-
Effects of tax rates in foreign jurisdictions		(1)		59		22
Total tax credit included in loss for the year		(13,267)		(22,258)		(16,548)

The components of income tax are as follows:

	2020 £’000	2019 £’000	2018 £’000
Current tax:
United States:
Federal	(16)	100	137
State	(-)	15	2
United Kingdom	(12,432)	(21,687)	(18,361)
Total current tax	(12,448)	(21,572)	(18,222)
Deferred tax:
United States:
Federal	(819)	(644)	(516)
State	-	(42)	(1)
United Kingdom	-	-	2,191
Total deferred tax	(819)	(686)	1,674
Total income tax credit	(13,267))	(22,258)	(16,548)

Tax related to items recognized in other comprehensive income during the year:

	2020 £’000	2019 £’000	2018 £’000
United States	—	—	—
United Kingdom – current tax	—	—	(125)
United Kingdom – deferred tax	—	—	(3,509)
Tax charged to other comprehensive income	—	—	(3,634)

In September 2016, the U.K. substantively enacted legislation to reduce the main rate of corporation tax from 20% to 19% effective April 1, 2017 and then a further reduction to 17% effective April 1, 2020. On March 11, 2020, the Chancellor of the Exchequer announced that the rate would not reduce on April 1, 2020 and would remain at 19%.

A deferred tax asset of £2,230,000 has been recognized in 2020 (2019: £1,507,000) representing unused tax credits carried forward for Immunocore LLC following an assessment of all available and applicable information, including its forecasts of costs and future profitability and the resulting ability to reverse the recognized deferred tax assets over a short period of time.

In addition to the deferred tax asset above, the Group has unrecognized deferred tax assets on tax losses of £30,827,000 (2019: 20,820,000) which do not expire. Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in the Group and there are no other tax planning opportunities or other evidence of recoverability in the near future. If the Group were able to recognize all unrecognized deferred tax assets, the income tax credit would increase by £33,852,000 (2019: £23,007,000).